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                         UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
APPENDIX I           Washington, D.C. 20549

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                                 OMB APPROVAL
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                     Expires: August 31, 2000
                       Estimated average burden
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                                 FORM 24F-2
                       Annual Notice of Securities Sold
                                                         Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                                           BB&T FUNDS
                                           3435 STELZER ROAD
                                           COLUMBUS, OHIO 43219
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2. The name of each series or class of funds for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Prime Money Market Fund, U.S. Treasury Money Market, Short Intermediate U.S. Government Income Fund, Small Company Growth Fund, Intermediate U.S. Government Bond Fund, Intermediate Corporate Bond Fund, North Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, Large Company Value Fund, Balanced Fund, Large Company Growth Fund, International Equity Fund, Capital Manager Conservative Growth Fund, Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, South Carolina Intermediate Tax-Free Fund, Mid Cap Value Fund, West Virginia Intermediate Tax-Free Fund, Capital Appreciation Fund, Capital Manager Aggressive Growth Fund
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3. Investment Company Act File Number:     811-6719

   Securities Act File Number:             33-49098

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4(a). Last day of the fiscal year for which this notice is filed:

                              SEPTEMBER 30, 2001

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.    Calculation of registration fee:

        (i)    Aggregate sale price of securities
               sold during the fiscal year
               pursuant to section 24(f):                        $3,607,834,128
                                                               ----------------
        (ii)   Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                  $2,682,834,061
                                                 --------------

        (iii)  Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995
               that were not previously used to
               reduce registration fees payable
               to the Commission.                            $0
                                                 --------------

        (iv)   Total available redemption
               credits [Add items 5(ii) and
               5(iii)]:                                        - $2,682,834,061
                                                               ----------------
        (v)    Net Sales - If item 5(i) is
               greater than item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]                          $925,000,067
                                                               ----------------

        -------------------------------------------------------
        (vi)   Redemption credits available for
               use in future years - if                      $0
                                                 --------------
               Item 5(i) is less than Item 5
               (iv) [ subtract Item 5(iv)
               from Item 5(i)]:
        -------------------------------------------------------

        (vii)  Multiplier for determining
               registration fee  (See
               Instruction C.9):                                       0.000239
                                                               ----------------


        (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii):                      =     $221,075.02
               (enter "0" if no fee is due):                   ----------------
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6.    Prepaid shares
          If the response to item 5(i) was
          determined by deducting an amount of
          securities that were registered under
          the Securities Act of 1933 pursuant
          to rule 24e-2 as in effect before
          [effective date of recision of rule
          24e-2], then report the amount of
          securities (number of shares or other
          units) deducted here: 4,296,001. If
          there is a number of shares or other
          units that were registered pursuant
          to rule 24e-2 remaining unsold at
          the end of the fiscal year for which
          this form is filed that are available
          for use by the issuer in future
          fiscal years, then state that number
          here: 0.

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7.      Interest due.-- if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):
                                                                             $0
                                                               ----------------
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8.      Total of amount of the registration
        fee due plus any interest due [Line
        5(viii) plus line 7].
                                                                    $221,075.02
                                                               ================

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9. Date the registration fee and any interest
   payment was sent to the Commission's lockbox depository:

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   Method of Delivery:
                         [X] Wire Transfer
                         [ ] Mail or other means

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                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)* /s/ Steve Pierce, Treasurer
                             -------------------------------------------------

                             -------------------------------------------------
    Date 12/21/01
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    * Please print the name and title of the signing officer below the signature.

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